Other liabilities and provisions - Additional Information (Details) - 12 months ended Dec. 31, 2023 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Other liabilities and provisions
additions		€ 980
Reversed		25,648
Provisions utilized		1,174
Coalition for Epidemic Preparedness Innovations
Other liabilities and provisions
Maximum Unspent Funds Reimbursable | $	$ 1,000
Onerous Contract Provisions
Other liabilities and provisions
additions		184
Reversed		748
Provisions utilized		1,174
Contract Termination Provisions
Other liabilities and provisions
additions		646
Reversed		18,000
Increase (decrease) through Reclassifications, Provisions		€ 6,900